Document and Entity Information (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Document and Entity Information [Abstract]
Document period end date	Mar. 31, 2013
Amendment flag	false
Entity registrant name	FRESENIUS MEDICAL CARE AG & Co. KGaA
Entity current reporting status	Yes
Entity voluntary filers	Yes
Entity central index key	0001333141
Document type	6-K
Current fiscal year end date	--12-31
Entity filer category	Large Accelerated Filer
Entity well known seasoned issuer	Yes
Entity common stock shares outstanding	302,843,085
Entity public float	$ 17,790,161,435
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1